Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Summary of Amounts Used to Calculate Basic and Diluted Earnings Per Share
The following table summarizes the amounts used to calculate basic and diluted earnings per share:

	For the six months ended June 30,
(€ thousands)	2024	2023
Profit attributable to shareholders of the Parent Company	25,085	45,967

Weighted average number of shares for basic earnings per share	250,630,556	244,167,243
Adjustments for calculation of diluted earnings per share:
Long-Term Incentive Awards 2022-2025 (1)	1,381,264	949,678
CEO remuneration in shares (2)	920,879	1,041,460
Non-executive directors remuneration in shares (3)	136,214	154,860
2023 Restricted Stock Units Plan (4)	130,000	—
Weighted average number of shares for diluted earnings per share	253,198,913	246,313,241

Basic earnings per share in €	0.10	0.19
Diluted earnings per share in €	0.10	0.19

For the first six months ended June 30, 2024 and 2023, the diluted weighted average number of shares outstanding was increased to take into consideration the theoretical effect of the potential ordinary shares relating to equity awards granted by the Group, to the extent to which they are dilutive. All potential ordinary shares are assumed to be converted into ordinary shares at the beginning of the period or, if later, at the date of grant of the potential ordinary shares. The adjustments for the calculation of the weighted average number of shares for diluted earnings per share are further explained below. For additional information see also Note 20 — Share-based payments.
(1)Long-Term Incentive Awards 2022-2025 — Performance share units (“PSUs”) and retention restricted share units (“RSUs”) granted to the Group’s senior management (“Senior Management Team”), which in the case of the PSUs are considered to be potential ordinary shares if the performance conditions relating to Adjusted EBIT and adjusted net financial indebtedness/(cash surplus) targets would have been met based on the Group’s performance up to the reporting date, and in the case of the RSUs are considered to be potential ordinary shares if the recipient was still employed by the Group at the reporting date.
(2)CEO remuneration in shares — Potential ordinary shares from the exercise of the share purchase rights of all or part of the CEO’s fixed remuneration.
(3)Non-executive directors remuneration in shares — Potential ordinary shares of the Company granted to the non-executive directors for 50% of their annual base remuneration for services provided in 2023 and 2024 and that will be assigned to the recipients in 2025 and 2026.
(4)2023 Restricted Stock Units Plan — RSUs granted to the Senior Management Team, which are considered to be potential ordinary shares if the recipient was still employed by the Group at the reporting date.